Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (95,686)	$ (103,833)
Interest received	8,568	12,675
Interest paid, net of interest received	$ (87,118)	$ (91,158)